Schedule of Outstanding Loans with Related Parties (Details)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Current receivables	$ 100,000	$ 250,207	$ 250,207
Rotor X Aircraft Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Loan-current receivables	$ 62,226		$ 62,226